CURRENT INCOME TAX LIABILITIES	3 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
CURRENT INCOME TAX LIABILITIES

NOTE 18. CURRENT INCOME TAX LIABILITIES
The balances recorded in these items correspond to the amount of the income tax provision, net of advances made and other credits on account of this tax.
Tax Inflation Adjustment
Law 27,430 introduced a modification in which it established that the subjects referred to in paragraphs a) to e) of Article 53 of the current Income Tax Law, for the purpose of determining the taxable net earnings, should deduct or incorporate to the tax income of the fiscal year being settled, the tax inflation adjustment. Said adjustment would be applicable in the fiscal year where a variation percentage of the consumer price index is verified, greater than one hundred percent (100%), accumulated in the thirty-six (36) months prior to the closing of the fiscal year being settled. For fiscal years commencing on or after January 1, 2021, the inflation adjustment would be charged in full (100%), with no deferral at all. In this regard, the whole inflation adjustment calculated for this year has to be included in the current fiscal year.
Tax Rate
On June 16, 2021, Law 27,630 was enacted, which establishes for capital companies a structure of staggered rates for income tax with three segments in relation to the level of accumulated taxable net earnings, applicable for the years fiscal years started on or after January 1, 2021, inclusive. The rates within this procedure are as follows:
For fiscal years commenced from 01.01.25 through 12.31.25:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	101,680	—	25%	—
101,680	1,016,796	25,420	30%	101,680
1,016,796	Onwards	299,955	35%	1,016,796
For fiscal years commenced from 01.01.24 through 12.31.24:

Accumulated Taxable Net Earnings		Ps. Payable	Plus %	On the excess of Ps.
More than Ps.	To Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035
The amounts provided for above will be adjusted annually based on the annual variation of the Consumer Price Index (CPI) provided by the National Institute of Statistics and Censuses (INDEC), corresponding to the month of October of the year prior to the adjustment, with respect to the same month of the previous year.
The Group has recorded in these financial statements the impacts generated by this change.
Dividend tax: it is established that dividends or profits distributed to individuals, undivided estates or foreign beneficiaries will be taxed at the rate of 7%.